INCOME TAX PROVISION (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit) Expense Provision
Applicable income tax expense (benefit) provision on continuing operations is as follows:

	(In thousands)
	2015	2014	2013
Current:
Federal	$—	$(2,343)	$(1,842)
State	(7)	155	1
	(7)	(2,188)	(1,841)
Deferred	35,789	5,544	(638)
Total provision for income taxes	$35,782	$3,356	$(2,479)

Schedule of Deferred Tax Assets and Liabilities
The net deferred tax liabilities shown on the balance sheet as of December 31, 2015 and 2014, are as follows:

	(In thousands)
	2015	2014
Deferred taxes – current liability	$(1,450)	$(437)
Deferred taxes – long term liability	(33,916)	(31,132)
Deferred taxes – current assets	486	3,315
Deferred taxes – long term assets	7,026	24,087
Net Deferred Tax Liability	$(27,854)	$(4,167)
Deferred tax assets and liabilities, shown as the sum of the appropriate tax effect for each significant type of temporary differences as of December 31, 2015 and 2014, are as follows:

	(In thousands)
	2015 Deferred Tax		2014 Deferred Tax
	Asset	Liability	Asset	Liability
Net operating loss	$19,526	$—	$9,738	$—
Accrued compensation	2,156	—	2,541	—
Stock based compensation	5,822	—	5,560	—
Tenant improvement allowance	287	—	322	—
Inventory reserves	398	—	227	—
Other deferred tax assets	1,751	—	998	—
Tax credits	1,676	—	1,514	—
Other deferred tax liabilities	—	(294)	—	—
Convertible Debt	—	(2,495)	—	(3,268)
Deferred revenue – current	—	(988)	—	(375)
Prepaid expenses	—	(168)	—	(63)
Depreciation	—	(975)	—	(1,610)
Intangible assets amortization – Definite Lived	8,450	—	5,681	—
Intangible assets amortization – Indefinite Lived	—	(28,864)	—	(25,127)
Internally developed software	—	(1,582)	—	(1,126)
Capitalized R&D 59(e)	695	—	821	—
Less: Valuation Allowance	(33,249)	—	—	—
	$7,512	(35,366)	$27,402	(31,569)
Net deferred liability		$(27,854)		$(4,167)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the difference between the statutory federal income tax rate and the effective tax rate for the Company's continuing operations for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Percent of Pre-tax Income
	2015	2014	2013
Tax computed at statutory rate	35.0%	35.0%	35.0%
State income taxes net of federal income tax benefit	5.9%	1.2%	13.5%
Meals and entertainment – non-deductible	3.4%	1.4%	(2.9)%
Non-deductible acquisition costs	1.1%	—%	(1.1)%
ESPP Expense	1.4%	0.8%	(0.9)%
Other permanent items	(1.0)%	(0.2)%	(1.2)%
Provision to return	1.2%	(0.7)%	(0.5)%
Tax credits	(3.8)%	(3.8)%	3.7%
Goodwill Impairment	—%	—%	—%
Valuation Allowance	566.2%	—%	—%
Effective tax rate	609.4%	33.7%	45.6%

Schedule of Unrecognized Tax Benefits

(In thousands)
Activity
January 1, 2015	$408
Increases as a result of tax positions taken in a prior period	25
Increases as a result of tax positions taken during the current period	50
December 31, 2015	$483

Summary of Income Tax Examinations
As of December 31, 2015, the following tax years remained subject to examination by the major tax jurisdictions indicated:

Major Jurisdictions	Open Years
United States	2011 through 2014
California	2011 through 2014
Maryland	2010 through 2014
Massachusetts	2012 through 2014
Virginia	2012 through 2014